Other liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other liabilities [abstract]
Payments of lease liabilities, classified as financing activities	€ 282	€ 290	€ 291
Share buyback programme, liability	€ 732	€ 1,275